9. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Officer
Amount due to related party	$ 66,000
Interest expense related to intellectual property transfer agreement with an officer	4,796
Principal stockholder
Amount due to related party	$ 576,921